Schedule of Investments (unaudited)
June 30, 2026
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 Franklin Small Cap Enhanced ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.4%
Communication Services — 2.7%
Diversified Telecommunication Services — 1.3%
Bandwidth Inc., Class A Shares	2,536	$160,529 *
Globalstar Inc.	1,541	125,268 *
IDT Corp., Class B Shares	26,257	1,527,107
Lumen Technologies Inc.	15,061	115,668 *
Total Diversified Telecommunication Services		1,928,572
Entertainment — 0.8%
Cinemark Holdings Inc.	5,648	179,211
Madison Square Garden Entertainment Corp.	2,712	219,374 *
Playtika Holding Corp.	214,306	797,218
Total Entertainment		1,195,803
Interactive Media & Services — 0.4%
Cargurus Inc.	3,468	118,224 *
Nextdoor Holdings Inc.	243,834	553,503 *
Total Interactive Media & Services		671,727
Media — 0.2%
PubMatic Inc., Class A Shares	29,131	382,199 *

Total Communication Services		4,178,301
Consumer Discretionary — 8.6%
Automobile Components — 1.1%
Dana Inc.	4,741	129,002
Garrett Motion Inc.	37,455	1,356,995
Holley Inc.	42,287	107,832 *
Strattec Security Corp.	2,013	163,959 *
Total Automobile Components		1,757,788
Broadline Retail — 0.8%
Kohl’s Corp.	72,701	1,288,262
Distributors — 0.1%
GigaCloud Technology Inc., Class A Shares	3,171	100,204 *
Diversified Consumer Services — 0.8%
Laureate Education Inc.	4,182	151,890 *
Perdoceo Education Corp.	34,680	1,109,760
Total Diversified Consumer Services		1,261,650
Hotels, Restaurants & Leisure — 2.7%
BJ’s Restaurants Inc.	24,474	1,486,428 *
Cheesecake Factory Inc.	2,675	212,769
Monarch Casino & Resort Inc.	9,516	1,252,401
Navan Inc., Class A Shares	8,349	190,942 *
Red Rock Resorts Inc., Class A Shares	2,279	148,272
Rush Street Interactive Inc.	22,393	665,968 *
Super Group SGHC Ltd.	15,545	210,635
Total Hotels, Restaurants & Leisure		4,167,415
Household Durables — 1.2%
Hovnanian Enterprises Inc., Class A Shares	1,008	143,549 *
Leggett & Platt Inc.	14,934	174,877
M/I Homes Inc.	5,152	828,390 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Meritage Homes Corp.	1,680	$140,868
Sonos Inc.	6,540	88,486 *
Taylor Morrison Home Corp., Class A Shares	6,441	462,078 *
Total Household Durables		1,838,248
Leisure Products — 0.1%
Polaris Inc.	1,862	127,435
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A Shares	1,982	178,400 *
Academy Sports & Outdoors Inc.	3,000	141,390
American Eagle Outfitters Inc.	5,319	91,487
Buckle Inc.	27,363	1,154,719
Haverty Furniture Cos. Inc.	5,252	134,083
RealReal Inc.	8,918	105,143 *
Urban Outfitters Inc.	1,885	133,571 *
Total Specialty Retail		1,938,793
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s Inc.	12,881	530,182
Movado Group Inc.	5,846	229,806
Total Textiles, Apparel & Luxury Goods		759,988

Total Consumer Discretionary		13,239,783
Consumer Staples — 1.0%
Personal Care Products — 1.0%
Herbalife Ltd.	82,965	1,090,990 *
Nature’s Sunshine Products Inc.	22,707	495,012 *

Total Consumer Staples		1,586,002
Energy — 4.9%
Energy Equipment & Services — 2.5%
Helix Energy Solutions Group Inc.	16,944	148,091 *
Liberty Energy Inc., Class A Shares	23,880	625,417
Nabors Industries Ltd.	2,279	191,459 *
National Energy Services Reunited Corp.	56,616	1,694,517 *
Oceaneering International Inc.	4,657	188,702 *
ProPetro Holding Corp.	11,395	163,404 *
Ranger Energy Services Inc., Class A Shares	8,326	133,299
Seadrill Ltd.	2,965	112,136 *
Select Water Solutions Inc., Class A Shares	7,223	144,316
TETRA Technologies Inc.	28,240	319,959 *
Valaris Ltd.	1,422	103,237 *
Total Energy Equipment & Services		3,824,537
Oil, Gas & Consumable Fuels — 2.4%
Centrus Energy Corp., Class A Shares	595	99,883 *
Core Natural Resources Inc.	15,536	1,243,191
CVR Energy Inc.	20,261	557,988
Gulfport Energy Corp.	8,082	1,371,515 *
Magnolia Oil & Gas Corp., Class A Shares	5,839	149,361
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Par Pacific Holdings Inc.	3,140	$176,091 *
Total Oil, Gas & Consumable Fuels		3,598,029

Total Energy		7,422,566
Financials — 15.2%
Banks — 8.0%
Ameris Bancorp	17,423	1,572,600
Axos Financial Inc.	16,268	1,584,340 *
Banc of California Inc.	6,296	128,627
Bancorp Inc.	2,287	143,258 *
Bank of NT Butterfield & Son Ltd.	2,576	153,272
BankUnited Inc.	30,915	1,497,832
Bankwell Financial Group Inc.	2,891	169,846
Capitol Federal Financial Inc.	178,933	1,522,720
CoastalSouth Bancshares Inc.	5,266	141,392
Community Trust Bancorp Inc.	2,191	158,541
Customers Bancorp Inc.	5,549	438,926 *
Eagle Bancorp Inc.	5,019	142,489
First Merchants Corp.	3,505	153,133
Hanmi Financial Corp.	4,459	144,472
Independent Bank Corp. (Michigan)	3,874	139,735
International Bancshares Corp.	1,864	141,571
Metropolitan Bank Holding Corp.	3,502	345,858
Northpointe Bancshares Inc.	7,999	153,421
Northrim BanCorp Inc.	5,254	145,746
OFG Bancorp	3,072	150,743
SmartFinancial Inc.	3,399	159,481
Texas Capital Bancshares Inc.	1,387	143,222
Valley National Bancorp	124,273	1,820,599
Westamerica Bancorp	19,090	1,120,010
Total Banks		12,271,834
Capital Markets — 2.4%
Acadian Asset Management Inc.	20,609	1,473,956
Artisan Partners Asset Management Inc., Class A Shares	26,858	927,407
Cohen & Steers Inc.	1,982	150,909
Donnelley Financial Solutions Inc.	2,741	114,985 *
Marex Group PLC	3,283	200,099
Miami International Holdings Inc.	3,262	121,216 *
Moelis & Co., Class A Shares	2,105	137,709
Piper Sandler Cos.	1,613	116,684
PJT Partners Inc., Class A Shares	873	131,771
Virtus Investment Partners Inc.	1,188	170,478
Webull Corp.	26,910	175,453 *
Total Capital Markets		3,720,667
Consumer Finance — 2.5%
Bread Financial Holdings Inc.	15,017	1,627,092
Dave Inc.	5,037	1,876,736 *
Happen Inc.	6,441	133,587 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
PROG Holdings Inc.	4,261	$198,605
Total Consumer Finance		3,836,020
Financial Services — 1.5%
Essent Group Ltd.	3,358	215,852
Jackson Financial Inc., Class A Shares	11,701	1,198,065
loanDepot Inc., Class A Shares	86,496	108,120 *
NCR Atleos Corp.	3,075	133,486 *
NMI Holdings Inc.	3,484	143,158 *
Pagseguro Digital Ltd., Class A Shares	12,837	116,175
Sezzle Inc.	1,754	301,039 *
Total Financial Services		2,215,895
Insurance — 0.8%
CNO Financial Group Inc.	3,101	158,089
HCI Group Inc.	971	170,168
Oscar Health Inc., Class A Shares	5,875	167,555 *
Selective Insurance Group Inc.	3,369	326,826
SiriusPoint Ltd.	6,436	154,464 *
Universal Insurance Holdings Inc.	4,244	175,532
Total Insurance		1,152,634

Total Financials		23,197,050
Health Care — 16.9%
Biotechnology — 7.9%
ACADIA Pharmaceuticals Inc.	49,144	1,243,343 *
ADMA Biologics Inc.	10,107	84,596 *
AnaptysBio Inc.	22,412	1,512,810 *
Arcutis Biotherapeutics Inc.	6,044	158,474 *
Ardelyx Inc.	19,663	100,281 *
Arrowhead Pharmaceuticals Inc.	1,865	152,016 *
Aurinia Pharmaceuticals Inc.	8,026	136,201 *
Bridgebio Pharma Inc.	22,242	1,656,584 *
Corvus Pharmaceuticals Inc.	7,550	112,797 *
Cytokinetics Inc.	1,982	168,847 *
Enanta Pharmaceuticals Inc.	10,022	146,121 *
Greenwich Lifesciences Inc.	5,322	124,854 *
Ironwood Pharmaceuticals Inc.	196,977	829,273 *
Kodiak Sciences Inc.	7,332	285,655 *
Krystal Biotech Inc.	502	186,578 *
Madrigal Pharmaceuticals Inc.	1,804	968,658 *
MiMedx Group Inc.	37,189	143,178 *
Myriad Genetics Inc.	21,741	124,141 *
Protagonist Therapeutics Inc.	1,387	170,018 *
PTC Therapeutics Inc.	1,843	150,334 *
REGENXBIO Inc.	18,232	218,419 *
Rhythm Pharmaceuticals Inc.	14,245	1,581,622 *
Rigel Pharmaceuticals Inc.	3,666	143,414 *
Stoke Therapeutics Inc.	4,063	132,941 *
Xenon Pharmaceuticals Inc.	23,466	1,416,408 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Zymeworks Inc.	4,657	$121,734 *
Total Biotechnology		12,069,297
Health Care Equipment & Supplies — 1.2%
Axogen Inc.	3,779	174,552 *
Cerus Corp.	58,526	170,896 *
Haemonetics Corp.	1,777	133,275 *
iRhythm Holdings Inc.	6,143	730,710 *
LivaNova PLC	1,770	145,547 *
Merit Medical Systems Inc.	1,622	112,469 *
Novocure Ltd.	19,322	292,728 *
Varex Imaging Corp.	14,178	147,877 *
Total Health Care Equipment & Supplies		1,908,054
Health Care Providers & Services — 3.8%
agilon health Inc.	1,676	179,634 *
Alignment Healthcare Inc.	8,540	203,337 *
Aveanna Healthcare Holdings Inc.	17,741	152,040 *
GeneDx Holdings Corp.	34,315	2,355,725 *
Guardant Health Inc.	15,919	2,388,327 *
HealthEquity Inc.	1,387	125,274 *
LifeStance Health Group Inc.	17,901	191,720 *
Progyny Inc.	7,630	219,973 *
Total Health Care Providers & Services		5,816,030
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A Shares	66,555	2,551,719 *
Adaptive Biotechnologies Corp.	7,388	158,472 *
Cytek Biosciences Inc.	30,521	135,208 *
Fortrea Holdings Inc.	8,224	143,098 *
Total Life Sciences Tools & Services		2,988,497
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals Inc.	9,959	172,390 *
Arvinas Inc.	10,655	88,543 *
Avadel Pharmaceuticals PLC	34,399	22,016 *(a)(b)
Axsome Therapeutics Inc.	6,280	1,537,156 *
Esperion Therapeutics Inc.	33,293	105,206 *
Fulcrum Therapeutics Inc.	11,294	41,336 *
Indivior Pharmaceuticals Inc.	21,204	870,000 *
Maze Therapeutics Inc.	2,973	88,714 *
Tarsus Pharmaceuticals Inc.	1,783	112,222 *
Theravance Biopharma Inc.	6,738	114,546 *
Total Pharmaceuticals		3,152,129

Total Health Care		25,934,007
Industrials — 18.7%
Aerospace & Defense — 1.9%
Astronics Corp.	17,851	1,450,572 *
Astronics Corp., Class B Shares	2,922	222,072 *
Kratos Defense & Security Solutions Inc.	16,787	837,000 *
Moog Inc., Class A Shares	460	194,966
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
V2X Inc.	1,959	$146,063 *
Total Aerospace & Defense		2,850,673
Building Products — 1.4%
Modine Manufacturing Co.	416	111,080 *
Resideo Technologies Inc.	20,657	642,433 *
UFP Industries Inc.	14,640	1,328,434
Total Building Products		2,081,947
Commercial Services & Supplies — 0.5%
Cimpress PLC	1,798	182,857 *
CoreCivic Inc.	6,738	204,701 *
Interface Inc.	4,261	152,714
Quad/Graphics Inc.	18,994	160,119
Total Commercial Services & Supplies		700,391
Construction & Engineering — 3.2%
Dycom Industries Inc.	297	150,160 *
IES Holdings Inc.	1,922	1,412,017 *
Legence Corp., Class A Shares	18,350	1,563,971 *
NWPX Infrastructure Inc.	1,893	283,836 *
Orion Group Holdings Inc.	9,106	153,163 *
Primoris Services Corp.	8,236	816,352
Tutor Perini Corp.	6,725	557,973
Total Construction & Engineering		4,937,472
Electrical Equipment — 4.5%
Atkore Inc.	1,985	150,939
Bloom Energy Corp., Class A Shares	11,448	3,465,310 *
EnerSys	788	184,250
Fluence Energy Inc.	5,252	104,410 *
Hyliion Holdings Corp.	58,874	306,734 *
Power Solutions International Inc.	12,635	491,375 *
Preformed Line Products Co.	505	207,333
Shoals Technologies Group Inc., Class A Shares	12,995	128,650 *
Vicor Corp.	4,885	1,855,225 *
Total Electrical Equipment		6,894,226
Ground Transportation — 0.2%
Covenant Logistics Group Inc.	4,495	198,589
Werner Enterprises Inc.	3,831	167,070
Total Ground Transportation		365,659
Machinery — 2.6%
Astec Industries Inc.	4,624	282,943
Atmus Filtration Technologies Inc.	26,067	1,329,156
Hyster-Yale Inc.	3,400	119,204
Kennametal Inc.	4,459	156,288
Manitowoc Co. Inc.	9,368	130,121 *
Mueller Water Products Inc., Class A Shares	5,370	138,707
Proto Labs Inc.	19,803	1,614,143 *
Wabash National Corp.	16,944	228,744
Total Machinery		3,999,306
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 1.6%
Allegiant Travel Co.	6,734	$791,919 *
SkyWest Inc.	17,040	1,692,583 *
Total Passenger Airlines		2,484,502
Professional Services — 1.8%
Exponent Inc.	19,025	1,117,909
IBEX Holdings Ltd.	4,477	135,967 *
Kforce Inc.	4,162	195,281
Korn Ferry	19,133	1,273,875
Total Professional Services		2,723,032
Trading Companies & Distributors — 1.0%
Boise Cascade Co.	16,809	1,304,883
Rush Enterprises Inc., Class B Shares	3,369	257,728
Total Trading Companies & Distributors		1,562,611

Total Industrials		28,599,819
Information Technology — 16.8%
Communications Equipment — 0.5%
Applied Optoelectronics Inc.	596	88,303 *
BK Technologies Corp.	1,593	136,966 *
Harmonic Inc.	10,923	178,373 *
NETGEAR Inc.	4,657	108,741 *
NetScout Systems Inc.	4,687	204,119 *
Ribbon Communications Inc.	42,904	100,395 *
Total Communications Equipment		816,897
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries Inc.	417	155,487
Bel Fuse Inc., Class A Shares	611	177,942
Daktronics Inc.	5,980	116,969 *
Fabrinet	243	136,586 *
Insight Enterprises Inc.	1,556	189,521 *
Itron Inc.	1,298	112,316 *
nLight Inc.	19,860	1,382,653 *
Plexus Corp.	4,515	1,357,525 *
Sanmina Corp.	1,814	459,087 *
TTM Technologies Inc.	1,064	198,989 *
Vishay Intertechnology Inc.	40,230	2,163,569
Total Electronic Equipment, Instruments & Components		6,450,644
IT Services — 0.8%
Applied Digital Corp.	3,435	128,126 *
DigitalOcean Holdings Inc.	7,149	1,122,607 *
Total IT Services		1,250,733
Semiconductors & Semiconductor Equipment — 6.3%
ACM Research Inc., Class A Shares	2,016	255,810 *
Alpha & Omega Semiconductor Ltd.	5,839	276,360 *
Axcelis Technologies Inc.	869	164,632 *
Credo Technology Group Holding Ltd.	7,055	1,918,607 *
FormFactor Inc.	11,430	1,828,000 *
Ichor Holdings Ltd.	8,949	1,004,794 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Kulicke & Soffa Industries Inc.	15,336	$2,051,343
MaxLinear Inc.	1,483	189,869 *
Photronics Inc.	2,669	86,823 *
Silicon Laboratories Inc.	658	143,812 *
SiTime Corp.	2,202	1,641,723 *
Total Semiconductors & Semiconductor Equipment		9,561,773
Software — 4.2%
8x8 Inc.	181,397	310,189 *
A10 Networks Inc.	7,035	262,828
Appian Corp., Class A Shares	15,358	351,698 *
Arteris Inc.	7,134	346,641 *
Blackbaud Inc.	3,765	111,519 *
Box Inc., Class A Shares	60,755	1,612,438 *
Clear Secure Inc., Class A Shares	26,932	1,500,920
Commvault Systems Inc.	1,090	154,486 *
InterDigital Inc.	396	112,119
PagerDuty Inc.	48,570	468,701 *
Qualys Inc.	7,035	967,242 *
Telos Corp.	22,790	104,834 *
Workiva Inc.	2,891	140,242 *
Total Software		6,443,857
Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf Inc.	12,042	1,023,811 *
Eastman Kodak Co.	14,169	131,063 *
Total Technology Hardware, Storage & Peripherals		1,154,874

Total Information Technology		25,678,778
Materials — 4.9%
Chemicals — 2.4%
Aspen Aerogels Inc.	35,077	222,388 *
Avient Corp.	40,320	1,490,227
Cabot Corp.	1,982	180,006
Innospec Inc.	3,831	311,805
LSB Industries Inc.	9,466	102,328 *
Orion SA	140,421	930,991
Stepan Co.	7,796	434,393
Total Chemicals		3,672,138
Containers & Packaging — 0.0%††
O-I Glass Inc.	8,307	79,996 *
Metals & Mining — 2.5%
Century Aluminum Co.	19,041	876,077 *
Commercial Metals Co.	15,113	948,341
Constellium SE	42,166	1,343,831 *
Critical Metals Corp.	11,893	121,903 *
Hecla Mining Co.	5,438	83,908
Kaiser Aluminum Corp.	2,180	426,473
Total Metals & Mining		3,800,533

Total Materials		7,552,667
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 5.0%
Health Care REITs — 0.2%
CareTrust REIT Inc.	3,369	$135,939
National Health Investors Inc.	1,491	113,704
Total Health Care REITs		249,643
Hotel & Resort REITs — 1.7%
Chatham Lodging Trust	19,124	253,011
DiamondRock Hospitality Co.	40,919	498,393
Pebblebrook Hotel Trust	11,494	223,099
Sunstone Hotel Investors Inc.	129,681	1,484,847
Xenia Hotels & Resorts Inc.	8,825	179,677
Total Hotel & Resort REITs		2,639,027
Industrial REITs — 0.7%
LXP Industrial Trust	20,015	1,078,408
Office REITs — 0.1%
COPT Defense Properties	4,261	155,058
Real Estate Management & Development — 1.4%
AGNT Inc.	17,751	96,033
Cushman & Wakefield Ltd.	11,001	147,303 *
Marcus & Millichap Inc.	4,833	150,645
Newmark Group Inc., Class A Shares	73,201	1,106,067
Real Brokerage Inc.	49,809	90,652 *
St Joe Co.	9,407	589,161
Total Real Estate Management & Development		2,179,861
Retail REITs — 0.5%
Alexander’s Inc.	568	156,518
CBL & Associates Properties Inc.	3,542	188,045
Phillips Edison & Co. Inc.	3,734	155,409
SITE Centers Corp.	19,988	79,352
Tanger Inc.	3,783	149,315
Total Retail REITs		728,639
Specialized REITs — 0.4%
Outfront Media Inc.	20,103	658,574

Total Real Estate		7,689,210
Utilities — 1.7%
Electric Utilities — 0.1%
Portland General Electric Co.	2,576	133,514
Gas Utilities — 0.2%
ONE Gas Inc.	2,343	180,575
Southwest Gas Holdings Inc.	1,585	140,558
Total Gas Utilities		321,133
Independent Power and Renewable Electricity Producers — 0.3%
Hallador Energy Co.	24,372	423,829 *
Multi-Utilities — 0.1%
Avista Corp.	3,274	133,939
Water Utilities — 1.0%
American States Water Co.	17,142	1,416,444
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — continued
Consolidated Water Co. Ltd.		4,726	$139,417
Total Water Utilities			1,555,861

Total Utilities			2,568,276
Total Investments before Short-Term Investments (Cost — $135,169,770)			147,646,459
	Rate
Short-Term Investments — 0.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $460,171)	3.545%	460,171	460,171 (c)(d)
Total Investments — 96.7% (Cost — $135,629,941)			148,106,630
Other Assets in Excess of Liabilities — 3.3%			5,024,167
Total Net Assets — 100.0%			$153,130,797

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $460,171 and the cost was $460,171 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index	33	9/26	$5,007,641	$5,025,240	$17,599
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Small Cap Enhanced ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$25,911,991	—	$22,016	$25,934,007
Other Common Stocks	121,712,452	—	—	121,712,452
Total Long-Term Investments	147,624,443	—	22,016	147,646,459
Short-Term Investments†	460,171	—	—	460,171
Total Investments	$148,084,614	—	$22,016	$148,106,630
Other Financial Instruments:
Futures Contracts††	$17,599	—	—	$17,599
Total	$148,102,213	—	$22,016	$148,124,229

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended June 30, 2026. The following transactions were effected in such Underlying Funds for the period ended June 30, 2026.

	Affiliate Value at March 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$946,010	$14,558,520	14,558,520	$15,044,359	15,044,359

Franklin Small Cap Enhanced ETF 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$11,656	—	$460,171

Franklin Small Cap Enhanced ETF 2026 Quarterly Report